Equity Financing Transactions of the Daughter Companies and Teekay Offshore (Details) $ in Thousands	1 Months Ended			9 Months Ended
	Jun. 30, 2017 shares	May 31, 2017	Jun. 30, 2016 shares	Sep. 30, 2017 USD ($) company shares	Sep. 30, 2016 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of publicly traded companies | company				1
Net proceeds from equity issuances of subsidiaries				$ 8,521	$ 190,007
Teekay Tankers
Subsidiary, Sale of Stock [Line Items]
Ownership percentage		50.00%
Teekay Offshore | Teekay Parent
Subsidiary, Sale of Stock [Line Items]
Loan due to affiliates				$ 200,000
Teekay Offshore | Common Stock
Subsidiary, Sale of Stock [Line Items]
Payment in kind units (in units) | shares			2,400,000
Teekay Offshore | Common Stock | Teekay Parent | Payment in Kind
Subsidiary, Sale of Stock [Line Items]
Payment in kind units (in units) | shares	1,700,000
Teekay Offshore | General Partner
Subsidiary, Sale of Stock [Line Items]
Proportionate capital contribution percentage	2.00%	2.00%	2.00%
Continuous Offering Program | Teekay Tankers
Subsidiary, Sale of Stock [Line Items]
Number of shares / units (in shares) | shares				3,800,000,000
Total Proceeds Received				$ 8,826
Less: Teekay Corporation Portion				0
Offering Expenses				(305)
Net proceeds from equity issuances of subsidiaries				$ 8,521
Private Placement | Teekay Tankers
Subsidiary, Sale of Stock [Line Items]
Number of shares / units (in shares) | shares				2,155,172,000
Total Proceeds Received				$ 5,000
Less: Teekay Corporation Portion				(5,000)
Offering Expenses				0
Net proceeds from equity issuances of subsidiaries				$ 0
Private Placement | Teekay Offshore
Subsidiary, Sale of Stock [Line Items]
Number of shares / units (in shares) | shares				6,521,518,000
Total Proceeds Received				$ 29,817
Less: Teekay Corporation Portion				(17,160)
Offering Expenses				(212)
Net proceeds from equity issuances of subsidiaries				$ 12,445
Direct Equity Placement | Teekay Tankers
Subsidiary, Sale of Stock [Line Items]
Number of shares / units (in shares) | shares				13,775,224,000
Total Proceeds Received				$ 25,897
Less: Teekay Corporation Portion				(25,897)
Offering Expenses				0
Net proceeds from equity issuances of subsidiaries				$ 0